SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Schedule of disaggregation of revenue by geographic areas

Revenue for the three months ended June 30, 2021

	Americas	EMEA	APAC	Total
Products	$10,497	$3,769	$3,294	$17,560
Services	904	381	132	1,417
Total	$11,401	$4,150	$3,426	$18,977

Revenue for the three months ended June 30, 2020

	Americas	EMEA	APAC	Total
Products	$613	$634	$284	$1,531
Services	282	333	43	658
Total	$895	$967	$327	$2,189

Revenue for the six months ended June 30, 2021

	Americas	EMEA	APAC	Total
Products	$16,350	$6,296	$5,225	$27,871
Services	1,610	596	213	2,419
Total	$17,960	$6,892	$5,438	$30,290

Revenue for the six months ended June 30, 2020

	Americas	EMEA	APAC	Total
Products	$1,515	$2,162	$548	$4,225
Services	609	656	84	1,349
Total	$2,124	$2,818	$632	$5,574

Revenue during the year ended December 31, 2020

	Americas	EMEA	APAC	Total
Product	$5,250	$6,629	$1,839	$13,718
Services	1,415	1,159	178	2,752
Total	$6,665	$7,788	$2,017	$16,470

Revenue during the year ended December 31, 2019

	Americas	EMEA	APAC	Total
Product	$12,746	$8,430	$1,582	$22,758
Services	3,055	563	63	3,681
Total	$15,801	$8,993	$1,645	$26,439

Schedule of disaggregation of revenue

During the three and six months ended June 30, 2021 and 2020, the Company recognized the following revenue from service contracts and cloud-based software licenses over time, and hardware and consumable product shipments and subscription software at a point in time (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Revenue recognized at a point in time	$17,560	$1,531	$27,871	$4,225
Revenue recognized over time	1,417	658	2,419	1,349
Total	$18,977	$2,189	$30,290	$5,574

	Years Ended
	December 31,
	2020	2019
Revenue recognized at a point in time	$13,718	$22,758
Revenue recognized over time	2,752	3,681
Total	$16,470	$26,439

Schedule of long lived assets

The Company’s operations are principally in the United States. The locations of long-lived assets, including property, plant and equipment, net and operating lease right-of-use assets, are summarized as follows (in thousands):

	June 30,	December 31,
	2021	2020
Americas	$16,031	$12,160
EMEA	1,712	—
Total long-lived assets	$17,744	$12,160